1
Gabelli Growth Innovators ETF
Schedule of Investments — March 31, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Communication Services – 19.9%
1,048
Alphabet Inc., Cl. C† ...............................
$ 108,992
637
Meta Platforms Inc., Cl. A† .....................
135,006
339
Netflix Inc.† .............................................
117,117
1,075
The Walt Disney Co.† .............................
107,640
468,755
Consumer Discretionary – 14.0%
1,511
Amazon.com Inc.† ..................................
156,071
61
Chipotle Mexican Grill, Inc.† ...................
104,206
337
Tesla Inc.† ..............................................
69,914
330,191
Financials – 8.6%
297
Mastercard Inc., Cl. A .............................
107,933
1,810
The Charles Schwab Corp. .....................
94,808
202,741
Health Care – 15.8%
310
Danaher Corp. ........................................
78,132
311
Eli Lilly & Co. ...........................................
106,804
347
Intuitive Surgical Inc.† ............................
88,648
173
Thermo Fisher Scientific Inc. ..................
99,712
373,296
Information Technology - Semiconductors – 18.9%
530
Applied Materials Inc. .............................
65,100
156
ASML Holding NV ...................................
106,191
240
Enphase Energy, Inc.† ............................
50,467
872
Lattice Semiconductor Corp.† ................
83,276
502
NVIDIA Corp. ..........................................
139,440
444,474
Information Technology - Software and Services – 22.8%
1,098
Cloudflare Inc., Cl. A† .............................
67,703
779
Crowdstrike Holdings Inc., Cl. A† ...........
106,925
83
Intuit, Inc. ................................................
37,004
471
Microsoft Corp. .......................................
135,789
240
ServiceNow Inc.† ....................................
111,533
513
Snowflake Inc., Cl. A† .............................
79,151
538,105
TOTAL INVESTMENTS — 100.0%
(cost $2,311,235) ....................................
$ 2,357,562
† Non-income producing security.